Debt Disclosure (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of convertible notes payable and accrued interest

	December 31,
	2020	2019
Convertible Notes:
2017 convertible notes payable due November 2021	$—	$2,500,000
2018 convertible note payable due January 2022	—	100,000
2018 convertible notes payable due April 2022	—	200,000
Fair value of embedded put	—	738,602
Debt discount	—	(296,437)

Carrying value of convertible notes	$—	$3,242,165
Accrued interest	—	349,891

Total convertible notes payable and accrued interest	$—	$3,592,056

	December 31,
	2020	2019
Convertible Notes:
Convertible notes payable and accrued interest, current	$—	$130,251
Convertible notes payable and accrued interest, non-current	—	3,461,805

Total convertible notes payable and accrued interest	$—	$3,592,056

Notes payable and accrued interest

	December 31,
	2020	2019
Note Payable — Related Party	$154,190	$154,190
Relief Therapeutics Loan	500,000	—
Paycheck Protection Program Loan	119,842	—

Carrying value of notes payable	774,032	154,190
Accrued interest	22,656	—

Total notes payable and accrued interest	$796,688	$154,190

	December 31,
	2020	2019
Notes payable:
Notes payable and accrued interest, current	$248,861	$154,190
Notes payable and accrued interest, non-current	547,827	—

Total notes payable and accrued interest	$796,688	$154,190

Notes Payable and Accrued Interest

	March 31, 2021	December 31, 2020
	(Unaudited)
Note Payable — Related Party	$154,190	$154,190
Relief Therapeutics Loan	500,000	500,000
Paycheck Protection Program Loan	—	119,842

Carrying value of notes payable	654,190	774,032

Accrued interest	26,869	22,656

Note payable	$681,059	$796,688

	March 31, 2021	December 31, 2020
	(Unaudited)
Notes payable:
Notes payable and accrued interest, current	$171,134	$248,861
Notes payable and accrued interest, non-current	509,925	547,827

Total notes payable and accrued interest	$681,059	$796,688